Parent Entity Information (Unaudited) (Details) - Schedule of comprehensive income - AUD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Comprehensive Income Abstract
Loss after income tax	$ 8,731,433	$ 9,287,226	$ 2,097,600
Other comprehensive income
Total comprehensive loss	$ 8,731,433	$ 9,287,226	$ 2,097,600